Organization and Principal Activities - Consolidated Financial Information of VIEs and VIE Subsidiaries including Inter-Group Transactions with Other Entities in Group (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Variable Interest Entity [Line Items]
Total assets	$ 85,749		¥ 915,390		¥ 596,972
Total liabilities	137,131		860,580		954,682
Net revenues	46,906	¥ 326,552	431,247	¥ 469,533
Net income/(loss)	$ (77,119)	(536,889)	(522,545)	(239,124)
Variable Interest Entity
Variable Interest Entity [Line Items]
Total assets			864,934		577,905
Total liabilities			937,801		¥ 985,706
Net revenues		403,492	722,022	558,393
Net income/(loss)		(334,934)	(131,658)	160,550
Net cash (used in)/provided by operating activities		180,067	268,946	(148,018)
Net cash used in investing activities		(23,315)	(57,231)	(22,920)
Net cash provided by/(used in) financing activities		¥ 171,121	¥ (261,019)	¥ 201,019